Financial Risk Management - Summary of Financial Liabilities by Maturity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	₩ 71,309	₩ 65,405
Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	63,548	58,292
Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	313	395
Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	7,448	6,718
Carrying value
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	70,982	65,249
Carrying value | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	63,548	58,292
Carrying value | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	313	395
Carrying value | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	7,121	6,562
Less than 3 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	64,512	58,906
Less than 3 months | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	63,153	57,430
Less than 3 months | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	313	395
Less than 3 months | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	1,046	1,081
3 months ~ 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	2,478	3,444
3 months ~ 1 year | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	175	185
3 months ~ 1 year | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
3 months ~ 1 year | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	2,303	3,259
1~2 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	2,070	2,579
1~2 years | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	220	677
1~2 years | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
1~2 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	1,850	1,902
2~3 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	1,257	476
2~3 years | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
2~3 years | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
2~3 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	1,257	476
3~5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	992	0
3~5 years | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
3~5 years | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
3~5 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	₩ 992	₩ 0